Summary of Company's significant contractual lease obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Total	$ 417
Less than 1 year	185
1-3 years	232
Facility Leases [Member]
Other Commitments [Line Items]
Total	376
Less than 1 year	161
1-3 years	215
Car Leases [Member]
Other Commitments [Line Items]
Total	41
Less than 1 year	24
1-3 years	$ 17